                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Tocqueville Asset Management L.P.
Address: 1675 Broadway
         New York, New York 10019


Form 13F File Number:  028-03063

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mr. Kieran C. Lyons
Title:   Chief Financial Officer
Phone:   (212) 698-0848

Signature, Place, and Date of Signing:

         /s/ Kieran C. Lyons        New York, NY        11/9/99
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     151

Form 13F Information Table Value Total:     $429,902,520



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























                                3



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
                                                        Tocqueville Asset Management LP
                                                                    FORM 13F
                                                                 September 30, 1999
   COLUMN 1           COLUMN 2  COLUMN 3    COLUMN 4          COLUMN 5             COLUMN 6        COLUMN 7     COLUMN 8
   ---------          --------  --------    --------          --------             ---------       --------     --------
                                                                             INVESTMENT DISCRETION            VOTING AUTHORITY
                                                                             ---------------------           -------------------
                       TITLE                             SHRS OR   SH/ PUT/   (A)     (B)    (C)    OTHER       (A)   (B)    (C)
NAME OF ISSUER         CLASS    CUSIP       VALUE        PRN AMT   PRN CALL   SOLE    SHARE  OTHER  MANAGERS    SOLE  SHARE  NONE
---------------------  -----  ---------  ------------    --------- --- ---   ----    -----  -----  -------- --------- -----  ----

COMMON STOCKS
-------------
3Com Corp.              COM   885535104        7992500      278000  x                                        278000
AT&T Corp.              COM   001957109        8036625      184750  x                                        184750
Active Voice            COM   004938106         263500       17000  x                                         17000
Adobe Systems Inc.      COM   00724F101       25548850      225100  x                                        225100
Alcoa Inc.              COM   013817101     7898570.25      127268  x                                        127268
Alexander & Baldwin
  Inc.                  COM   014482103        3270875      137000  x                                        137000
Alza Corp. (Cl A)       COM   022615108      2012187.5       47000  x                                         47000
American General Corp.  COM   026351106         298034        4712  x                                          4712
American Home Products  COM   026609107         415000       10000  x                                         10000
American Int'l Group    COM   026874107      217343.75        2500  x                                          2500
Amgen Inc.              COM   031162100         537900        6600  x                                          6600
Anadarko Petroleum
  Corp.                 COM   032511107         867975       28400  x                                         28400
Analysts International
  Corp.                 COM   032681108        3400925      327800  x                                        327800
Anixter Int'l Inc.      COM   035290105         930000       40000  x                                         40000
Apache Corp.            COM   037411105       302312.5        7000  x                                          7000
Apex Silver Mines Ltd.  COM   G04074103     1014656.25       68500  x                                         68500
Asahi America Inc       COM   04338D106       731237.5       85400  x                                         85400
Asarco Inc.             COM   043413103        3850200      142600  x                                        142600
Atlantic Richfield      COM   048825103      274560.25        3098  x                                          3098
Avatex Corp.            COM   05349F105     1616781.25     1361500  x                                       1361500
BJ's Wholesale Club Inc COM   05548J106      327256.88       11070  x                                         11070
BP Amoco PLC            COM   055622104      249882.19        2255  x                                          2255
Baker Hughes Inc.       COM   057224107        7374700      254300  x                                        254300
Bank of Bermuda         COM   999999998        3532914      112156  x                                        112156
Bank of New York        COM   064057102      374098.75       11188  x                                         11188
Bank of Tokyo
  Mitsubishi Ltd ADR    COM   065379109      4915312.5      321000  x                                        321000
BankAmerica Corp.       COM   060505104     4717510.88       84714  x                                         84714
Battle Mountain Gold Co COM   071593107         956250      300000  x                                        300000
Boeing Company          COM   097023105      5886512.5      138100  x                                        138100




                                4




Burlington Industries
  Inc New               COM   121693105        2891700      642600  x                                        642600
Burlington Resources
  Inc.                  COM   122014103        4817925      131100  x                                        131100
C R Bard Inc            COM   067383109         941250       20000  x                                         20000
Catellus Development
  Corp.                 COM   149111106        3942125      335500  x                                        335500
Centocor Inc            COM   152342101      907718.75       15500  x                                         15500
Circle Corp.            COM   172559106       194166.5       35303  x                                         35303
CitiGroup Inc.          COM   172967101         609400       13850  x                                         13850
Compania de Minas
  Buenaventurs S. A.    COM   204448104      458781.25       26500  x                                         26500
De Beers Cons Mines ADR COM                     931500       34500  x                                         34500
Dime Bancorp Inc.       COM   25429Q102        1662500       95000  x                                         95000
Dura Pharmaceuticals
  Inc.                  COM   26632S109    11655931.25      836300  x                                        836300
EOG Resources, Inc.     COM   26875P101        1362125       64100  x                                         64100
Echo Bay Mines Ltd.     COM   278751102         387500      200000  x                                        200000
Elan Corp. PLC          COM   284131208     1963406.25       58500  x                                         58500
Electronic Data Systems
  Cor New               COM   285661104      6087812.5      115000  x                                        115000
Exxon                   COM   302290101        4871600       64100  x                                         64100
Fedders Corp            COM   313135105        5124360      854060  x                                        854060
Financial Security
  Assurance Hldgs Ltd   COM   31769P100     4853456.25       93900  x                                         93900
General Electric Co.    COM   369604103     1560163.94       13159  x                                         13159
Genzyme Corp.           COM   372917104      5344412.5      118600  x                                        118600
Genzyme Surgical
  Products              COM   372917609       98761.13    17557.54  x                                      17557.54
Gold Fields Ltd         COM   38059T106         693750      150000  x                                        150000
Golden Books Family
  Entertainment Inc.    COM                      42300      211500  x                                        211500
Grupo Radio Centro S.A. COM   40049C102          50250       12000  x                                         12000
H & Q Healthcare
  Investors-SBI         COM   404052102     3857906.25      236500  x                                        236500
H & R Block Inc         COM   093671105     4626093.75      106500  x                                        106500
HSB Group Inc.          COM   40428N109     4783740.63      135950  x                                        135950
Halliburton Co.         COM   406216101        6588700      160700  x                                        160700
Hanna M A Co.           COM   410522106         568750       50000  x                                         50000
Harmony Gold Mining
  Co. Ltd. ADR          COM   413216300         829800      138300  x                                        138300
Harris Corp.            COM   413875105         828750       30000  x                                         30000
Hoechst ADR             COM   434390308        1135350       26100  x                                         26100
Homestake Mining        COM   437614100     1731843.75      188500  x                                        188500
Humana Inc              COM   444859102       854562.5      124300  x                                        124300
Hyperion Solutions
  Corp.                 COM   44914M104         897600       40800  x                                         40800
Idexx Laboratories
  Corp.                 COM   45168D104         688750       40000  x                                         40000
Illinois Tool Wks       COM   452308109     1358901.56       18225  x                                         18225
Inco Ltd                COM   453258402     13224712.5      618700  x                                        618700

Int'l Business Machines COM   459200101       10061150       83150  x                                         83150
Integrated Health
  Service Inc           COM   45812C106      2972187.5     1902200  x                                       1902200
Intel Corp.             COM   458140100       222937.5        3000  x                                          3000
Intervoice Inc.         COM   461142101     1133906.25      102500  x                                        102500
Ivax Corp.              COM   465823102         495000       30000  x                                         30000
Jennifer Convertibles
  Inc                   COM   476153101         200000      100000  x                                        100000
Johnson & Johnson       COM   478160104         220500        2400  x                                          2400
K Mart Corp.            COM   482584109     8612518.75      736900  x                                        736900
Kinross Gold Corp.      COM   496902107       888662.5      309100  x                                        309100
Knightsbridge Tankers
  Ltd.                  COM   G5299G106        1768000      110500  x                                        110500
Lam Reaserch Corp.      COM   512807108         414800        6800  x                                          6800
Litton Industries, Inc. COM   538021106        2595150       47400  x                                         47400
Lockheed Martin Corp.   COM   539830109     2722868.75       83300  x                                         83300
Longview Fibre Co.      COM   543213102     3327031.25      267500  x                                        267500
Mcdonalds Corp.         COM   580135101       483794.5       11186  x                                         11186
Mckesson Corp. New      COM   58155Q103        4576200      157800  x                                        157800
Medicis Pharmaceutical
  Corp.                 COM   584690309        2958300      103800  x                                        103800
Mobil Corp.             COM   607059102         201500        2000  x                                          2000
Murphy Oil Corp.        COM   626717102        8714875      161200  x                                        161200
Nabors Industries Inc   COM   629568106       11357500      454300  x                                        454300
Nat'L Comp Sys          COM   635519101        2638050       68800  x                                         68800
Newell Rubbermaid Inc.  COM   651229106      472737.94       16551  x                                         16551
Newmont Mining Corp.    COM   651639106        9679734      374096  x                                        374096
Norstan Inc.            COM   656535101         308000       38500  x                                         38500
Northrop Grumman Corp.  COM   666807102     5498156.25       86500  x                                         86500
O'Sullivan Industries
  Holdings              COM   688609106         673500       44900  x                                         44900
Occidental Petroleum    COM   674599105         763125       33000  x                                         33000
Oceaneering Int'l       COM   675232102      1092812.5       65000  x                                         65000
Ogden Corp.             COM   676346109       584112.5       56300  x                                         56300
Olin Corp               COM   680665205        6335625      465000  x                                        465000
Olsten Corp             COM   681385100      3120812.5      299000  x                                        299000
Osmonics Inc.           COM   688350107      685506.25       64900  x                                         64900
Owens & Minor Inc
  Holding Co.           COM   690732102        6073375      631000  x                                        631000
PSC Inc                 COM   69361E107         880000      110000  x                                        110000
Perrigo Co.             COM   714290103      1035562.5      131500  x                                        131500
Phelps Dodge            COM   717265102      1750987.5       31800  x                                         31800
Philip Morris Co's Inc. COM   718154107      4164037.5      121800  x                                        121800
Placer Dome Inc.        COM   725906101     2948299.38      198205  x                                        198205
Polaroid Corp           COM   731095105        4602000      177000  x                                        177000
Protein Design
  Laboratories Inc.     COM   74369L103         903125       25000  x                                         25000
Raytheon Co. Class A    COM   755111309       881972.5       18185  x                                         18185
Raytheon Co. Class B    COM   755111408      4421587.5       89100  x                                         89100

Reader's Digest
  Association Inc Cl A  COM   755267101        5212350      178200  x                                        178200
Roberts Pharmaceutical
  Corp                  COM   770491108         937750       31000  x                                         31000
Romac International
  Inc.                  COM   775835101     1453359.38      175500  x                                        175500
Royal Dutch Petroleum
  Co.                   COM   780257804         212625        3600  x                                          3600
SAGA Systems, Inc.      COM   786610105     1479843.75      102500  x                                        102500
Schering Plough Corp.   COM   806605101         244300        5600  x                                          5600
Schlumberger Ltd.       COM   806857108     1028156.25       16500  x                                         16500
"Schulman,A Inc."       COM   808194104     4516831.25      260900  x                                        260900
Sea Containers Limited
  Class A               COM   811371707         243600        8700  x                                          8700
Seattle Filmworks Inc.  COM   812572105         427375      105200  x                                        105200
Sensormatic Electronics
  Corp.                 COM   817265101      1585937.5      125000  x                                        125000
SkyePharma PCL  ADR     COM   830808101         351050       41300  x                                         41300
Sonoco Products Co.     COM   835495102      289832.81       12705  x                                         12705
Sprint Corp.            COM   852061100        8414175      155100  x                                        155100
Stillwater Mining Co    COM   86074Q102     6507781.25      242150  x                                        242150
Stone & Webster, Inc.   COM   861572105        1825600       65200  x                                         65200
Storage Technology
  Corp.                 COM   862111200     1048668.75       54300  x                                         54300
Systems & Computer
  Technology Corp       COM   871873105     11067562.5      881000  x                                        881000
Technology Solutions
  Co.                   COM   87872T108        1412500      100000  x                                        100000
Tellabs Inc.            COM   879664100     2219879.25       38988  x                                         38988
Teltrend Inc            COM   87969R106        1559250       77000  x                                         77000
Tenet Healthcare Corp   COM   88033G100      2490362.5      141800  x                                        141800
Tenneco Inc.            COM   88037E101        3833500      225500  x                                        225500
Teva Pharmaceutical
  Ind. Ltd spd ADR      COM   881624209         503125       10000  x                                         10000
Texaco Inc.             COM   881694103      5902187.5       93500  x                                         93500
Texas Instruments Inc.  COM   882508104         493500        6000  x                                          6000
Thoratec Laboratories
  Corp. New             COM   885175307       126605.5       16604  x                                         16604
Ultrak Inc              COM   903898401      756954.06      127487  x                                        127487
Uniao de Bancos
  Brasileiros S.A.      COM   90458E107      242318.75       13700  x                                         13700
Union Pacific Corp.     COM   907818108      4469812.5       93000  x                                         93000
Union Pacific Resources
  Group                 COM   907834105      1263372.5       77746  x                                         77746
Unisys Corp.            COM   909214108        6579225      145800  x                                        145800
United Healthcare Corp. COM   910581107     1241531.25       25500  x                                         25500
United Stationers, Inc. COM   913004107        1065625       50000  x                                         50000
Unitrin, Inc.           COM   913275103        4924075      141700  x                                        141700
UnumProvident Corp.     COM   91529Y106        1342350       45600  x                                         45600

Varco International
  Inc.                  COM   922126107        5435625      446000  x                                        446000
Warner-Lambert          COM   934488107      426061.13        6419  x                                          6419
Waste Management, Inc.  COM   94106L109     3842627.25      199617  x                                        199617
Wave Technologies Intl
  Inc                   COM   94352Q109      503593.75      146500  x                                        146500
Westvaco Corp.          COM   961548104        7277500      284000  x                                        284000
Xerox                   COM   984121103       461312.5       11000  x                                         11000
                                         -------------
                                           429902519.9











































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52276001.AC1


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